Income Taxes - Schedule of Reconciliation Effective Tax Rate, Percentage (Details)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	0.00%	21.00%
State income tax, net of federal tax benefit	0.00%	0.60%
Other	0.00%	(18.30%)
Valuation allowance	0.00%	0.00%
Income tax benefit - effective rate	0.00%	(3.30%)